Financial Instruments - classification - Gains and losses (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial Assets	£ 723,039	£ 694,235
Financial Liabilities	679,483	647,745
Bank deposits
Financial instruments
Financial Liabilities	2,597	941
Customer deposits
Financial instruments
Financial Liabilities	1,765	3,774
Trading liabilities
Financial instruments
Financial Liabilities	27,885	25,645
Trading assets
Financial instruments
Financial Assets	24,095	24,759
Loans to banks - amortised cost
Financial instruments
Financial Assets	165	3,539
Loans to customers - amortised cost
Financial instruments
Financial Assets	£ 10,649	£ 9